Supply Chain Financing - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Cash pledged as security of guarantees	¥ 1,000	¥ 132,000
Supply chain financing arrangements obligations outstanding	¥ 210,365	¥ 98,398
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Current	Accounts Payable, Current
Purchase from suppliers	¥ 889,830	¥ 641,518
Payment to suppliers	¥ 777,863	¥ 1,000,085